Purchased, outsourced and other costs - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Purchased, Outsourced and Other Costs [Line Items]
Legal costs	€ 7,532
Transaction costs related to the Business Combination	2,137	€ 205,059
Rent reductions	€ 7,194	12,877	€ 24,931
Costs related to the business combination
Disclosure of Purchased, Outsourced and Other Costs [Line Items]
Transaction costs related to the Business Combination		€ 34,092